Financial instruments and fair values (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 1,616.7	$ 1,481.6
Financial liabilities	1,060.1	1,058.1
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	2.6	1.9
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	5.3
Carrying value | Earn-Out included in accounts payable and accrued liabilities (note 5 and note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	9.0	1.5
Carrying value | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	5.4
Carrying value | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	412.0	392.5
Carrying value | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	39.0	29.4
Carrying value | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.5	17.7
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	24.2	15.1
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	6.9
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	2.6	1.9
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	5.3
Fair value | Earn-Out included in accounts payable and accrued liabilities (note 5 and note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	9.0	1.5
Fair value | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	5.4
Fair value | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	413.1	389.2
Fair value | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	39.0	29.4
Fair value | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.5	17.7
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	24.2	15.1
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	6.9
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Earn-Out included in accounts payable and accrued liabilities (note 5 and note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	2.6	1.9
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	5.3
Level 2 | Earn-Out included in accounts payable and accrued liabilities (note 5 and note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	5.4
Level 2 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	412.0	392.5
Level 2 | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	24.2	15.1
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	6.9
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Earn-Out included in accounts payable and accrued liabilities (note 5 and note 20)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	9.0	1.5
Level 3 | Japan Facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Term Loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	39.0	29.4
Level 3 | Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	1.5	17.7
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0.0	$ 0.0